Lease Arrangements - Summary of Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
Current portion (classified under other current liabilities)	$ 498
Noncurrent portion	94
Lease liabilities	$ 592